Notes Payable - Long Term Liability	12 Months Ended
Aug. 31, 2011
Other Liabilities {1}
Other Liabilities Disclosure	NOTE 6. NOTES PAYABLE (Long Term Liability)

	2011	2010
Non Current portion of amounts to be paid on
behalf of Gregory McDonald and Pet Pointers, Inc. (Note 9)	79,143	0